OSTERWEIS FUND
SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited)

Shares		Value
Common Stocks: 86.4%
Aerospace & Defense: 3.6%
12,650	Boeing Co.	$4,604,727

Air Freight & Logistics: 1.0%
7,920	FedEx Corp.	1,300,385

Capital Markets: 4.5%
120,229	Brookfield Asset Management, Inc. - Class A	5,744,542

Commercial Services & Supplies: 3.5%
46,990	Waste Connections, Inc.	4,491,304

Diversified Consumer Services: 2.3%
57,650	ServiceMaster Global Holdings, Inc. [1]	3,002,989

Diversified Financial Services: 1.6%
9,500	Berkshire Hathaway, Inc. - Class B [1]	2,025,115

Electric Utilities: 4.2%
26,540	NextEra Energy, Inc.	5,436,984

Equity Real Estate Investment Trusts - REITS: 6.7%
19,795	Crown Castle International Corp.	2,580,278
28,435	Digital Realty Trust, Inc.	3,349,359
121,155	VICI Properties, Inc.	2,670,256
		8,599,893

Food & Staples Retailing: 1.9%
69,330	US Foods Holding Corp. [1]	2,479,241

Health Care Equipment & Supplies: 8.7%
7,709	Alcon, Inc. [1]	478,344
36,520	Danaher Corp.	5,219,438
54,590	Hologic, Inc. [1]	2,621,412
8,500	Teleflex, Inc.	2,814,775
		11,133,969

Interactive Media & Services: 5.2%
6,184	Alphabet, Inc. - Class C [1]	6,684,347

IT Services: 6.1%
18,635	Broadridge Financial Solutions, Inc.	2,379,317
26,365	Cognizant Technology Solutions Corp. - Class A	1,671,277
22,030	Visa, Inc. - Class A	3,823,307
		7,873,901

Machinery: 1.8%
61,260	Pentair Plc	2,278,872

Media: 3.6%
11,595	Charter Communications, Inc. - Class A [1]	4,582,112

Multiline Retail: 2.3%
22,010	Dollar General Corp.	2,974,872

Personal Products: 2.6%
55,070	Unilever NV - NYRS	3,343,850

Pharmaceuticals: 5.5%
18,685	Johnson & Johnson	2,602,447
28,170	Nektar Therapeutics [1]	1,002,288
38,545	Novartis AG - ADR	3,519,544
		7,124,279

Professional Services: 3.7%
74,845	IHS Markit Ltd. [1]	4,769,123

Road & Rail: 1.5%
13,050	Old Dominion Freight Line, Inc.	1,947,843

Semiconductors & Semiconductor Equipment: 4.9%
54,810	Applied Materials, Inc.	2,461,517
37,975	Micron Technology, Inc. [1]	1,465,455
17,770	Monolithic Power Systems, Inc.	2,412,811
		6,339,783

Software: 8.2%
117,195	FireEye, Inc. [1]	1,735,658
46,030	Microsoft Corp.	6,166,179
20,005	Synopsys, Inc. [1]	2,574,443
		10,476,280

Trading Companies & Distributors: 3.0%
92,451	Air Lease Corp.	3,821,924

Total Common Stocks
(Cost $75,355,216)		111,036,335

Partnerships & Trusts: 4.8%
Oil, Gas & Consumable Fuels: 4.8%
211,255	Enterprise Products Partners L.P.	6,098,932

Total Partnerships & Trusts
(Cost $0)		6,098,932

Principal Amount
Bonds: 1.6%
Corporate Bonds: 1.6%
Food Products: 1.6%
	Tyson Foods, Inc.
$2,000,000	2.972% (3 Month LIBOR USD + 0.450%), 08/21/2020 [2]	1,999,964

Total Corporate Bonds
(Cost $2,000,419)		1,999,964

Total Bonds
(Cost $2,000,419)		1,999,964

Shares
Short-Term Investments: 7.7%
Money Market Funds: 7.7%
9,920,499	Federated U.S. Treasury Cash Reserves - Class I, 2.153%[3]	9,920,499

Total Money Market Funds
(Cost $9,920,499)		9,920,499

Total Short-Term Investments
(Cost $9,920,499)		9,920,499

Total Investments in Securities: 100.5%
(Cost $87,276,134)		129,055,730
Liabilities in Excess of Other Assets: (0.5)%		(605,072)
Total Net Assets: 100.0%		$128,450,658

ADR -	American Depositary Receipt
LIBOR -	London Interbank Offered Rate
NYRS -	New York Registry Shares
USD -	United States Dollar
[1]	Non-income producing security.
[2]	Variable rate security; rate shown is the rate in effect as of June 30, 2019.
[3]	Annualized seven-day yield as of June 30, 2019.

The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at June 30, 2019 (Unaudited)

The Osterweis Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks[1]	$111,036,335	$–	$–	$111,036,335
Partnerships & Trusts[1]	6,098,932	–	–	6,098,932
Corporate Bonds[1]	–	1,999,964	–	1,999,964
Short-Term Investments	9,920,499	–	–	9,920,499
Total Assets:	$127,055,766	$1,999,964	$–	$129,055,730

[1] See Schedule of Investments for industry breakouts.

OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited)

Shares		Value
Common Stocks: 2.4%
Food & Staples Retailing: 1.1%
1,836,308	Southeastern Grocers, Inc. [1,2,6]	$63,352,626
61,582,000	Tops Holding, Litigation Trust Proceeds [1,2,6,9]	46,248
		63,398,874

Machinery: 0.6%
1,691,213	Blue Bird Corp. [2,6]	33,299,984

Metals & Mining: 0.7%
823	Real Alloy Holding, Inc. [1,2,6]	36,489,855

Total Common Stocks
(Cost $165,966,803)		133,188,713

Convertible Preferred Stocks: 0.8%
Road & Rail: 0.8%
490,000	Daseke, Inc., 7.625% [3,6]	46,991,280

Total Convertible Preferred Stocks
(Cost $49,000,000)		46,991,280

Principal Amount
Bonds: 80.7%
Corporate Bonds: 72.1%
Aerospace & Defense: 3.8%
	ADS Tactical, Inc.
$65,235,000	9.000%, 12/31/2023 [1,3,6]	66,047,241
	Arconic, Inc.
89,250,000	6.150%, 08/15/2020	92,396,759
	Spirit AeroSystems, Inc.
51,276,000	3.210% (3 Month LIBOR USD + 0.800%), 06/15/2021 [4]	50,952,130
		209,396,130
Air Freight & Logistics: 2.2%
	XPO Logistics, Inc.
117,774,000	6.500%, 06/15/2022 [3]	120,423,915

Airlines: 2.0%
	American Airlines 2012-2 Class C Pass Through Trust
75,500,000	4.700%, 06/03/2021	76,569,571
	United Continental Holdings, Inc.
36,846,000	4.250%, 10/01/2022	37,859,265
		114,428,836
Auto Components: 1.4%
	American Axle & Manufacturing, Inc.
56,523,000	6.625%, 10/15/2022	57,653,460
21,500,000	6.250%, 03/15/2026	21,338,750
		78,992,210

Automobiles: 1.9%
	Harley-Davidson Financial Services, Inc.
24,000,000	3.022% (3 Month LIBOR USD + 0.500%), 05/21/2020 [3,4]	24,009,787
	Jaguar Land Rover Automotive Plc
25,230,000	4.250%, 11/15/2019 [3]	25,166,925
	Volkswagen Group of America Finance LLC
20,000,000	3.305% (3 Month LIBOR USD + 0.770%), 11/13/2020 [3,4]	20,085,912
34,000,000	3.475% (3 Month LIBOR USD + 0.940%), 11/12/2021 [3,4]	34,284,744
		103,547,368
Beverages: 0.8%
	Beverages & More, Inc.
39,475,000	11.500%, 06/15/2022 [3]	30,198,375
	Cott Holdings, Inc.
14,050,000	5.500%, 04/01/2025 [3]	14,366,125
		44,564,500
Building Products: 2.8%
	Builders FirstSource, Inc.
1,000,000	6.750%, 06/01/2027 [3]	1,060,000
	Cleaver-Brooks, Inc.
39,948,000	7.875%, 03/01/2023 [3]	38,408,404
	Griffon Corp.
66,798,000	5.250%, 03/01/2022	66,714,502
	PGT Escrow Issuer, Inc.
49,750,000	6.750%, 08/01/2026 [3]	52,797,188
		158,980,094
Capital Markets: 1.7%
	Donnelley Financial Solutions, Inc.
32,727,000	8.250%, 10/15/2024	33,954,263
	Oppenheimer Holdings, Inc.
59,000,000	6.750%, 07/01/2022	60,770,000
		94,724,263
Chemicals: 2.5%
	CF Industries, Inc.
2,728,000	7.125%, 05/01/2020	2,823,480
	Consolidated Energy Finance SA
103,840,000	6.160% (3 Month LIBOR USD + 3.750%), 06/15/2022 [3,4]	103,798,900
34,500,000	6.875%, 06/15/2025 [3]	35,506,020
		142,128,400
Commercial Services & Supplies: 6.1%
	GFL Environmental, Inc.
31,342,000	5.625%, 05/01/2022 [3]	31,733,775
29,500,000	8.500%, 05/01/2027 [3]	31,823,125
	Harland Clarke Holdings Corp.
50,775,000	8.375%, 08/15/2022 [3]	43,349,156
	LSC Communications, Inc.
66,291,000	8.750%, 10/15/2023 [3]	63,307,905
	Pitney Bowes, Inc.
23,000,000	3.875%, 09/15/2020	23,051,060
	Quad/Graphics, Inc.
61,528,000	7.000%, 05/01/2022	62,587,512
	R.R. Donnelley & Sons Co.
26,875,000	7.875%, 03/15/2021	27,546,875
22,311,000	8.875%, 04/15/2021	23,091,885
12,428,000	7.000%, 02/15/2022	12,614,420
20,200,000	6.500%, 11/15/2023	20,080,820
		339,186,533

Construction & Engineering: 2.1%
	Michael Baker International LLC
79,000,000	8.750%, 03/01/2023 [3]	80,777,500
	Tutor Perini Corp.
38,509,000	6.875%, 05/01/2025 [3]	36,968,640
		117,746,140
Construction Materials: 0.3%
	Vulcan Materials Co.
15,185,000	3.010% (3 Month LIBOR USD + 0.600%), 06/15/2020 [4]	15,188,963

Consumer Finance: 1.4%
	American Express Co.
39,000,000	3.050% (3 Month LIBOR USD + 0.525%), 05/17/2021 [4]	39,160,219
	Enova International, Inc.
42,500,000	8.500%, 09/01/2024 [3]	40,587,500
		79,747,719
Diversified Financial Services: 0.8%
	Aviation Capital Group LLC
30,000,000	3.470% (3 Month LIBOR USD + 0.950%), 06/01/2021 [3,4]	30,160,393
14,420,000	3.253% (3 Month LIBOR USD + 0.670%), 07/30/2021 [3,4]	14,375,501
		44,535,894
Electrical Equipment: 0.9%
	Power Solutions International, Inc.
53,000,000	7.500%, 01/01/2020 [1,3,6]	53,201,930

Energy Equipment & Services: 1.3%
	McDermott Technology Americas, Inc. / McDermott Technology U.S., Inc.
75,042,000	10.625%, 05/01/2024 [3]	70,421,664

Equity Real Estate Investment Trusts - REITS: 0.9%
	HAT Holdings I LLC / HAT Holdings II LLC
19,500,000	5.250%, 07/15/2024 [3]	19,938,750
	SL Green Operating Partnership L.P.
28,000,000	3.505% (3 Month LIBOR USD + 0.980%), 08/16/2021 [4]	28,010,612
		47,949,362
Food & Staples Retailing: 1.8%
	Cumberland Farms, Inc.
29,420,000	6.750%, 05/01/2025 [3]	31,258,750
	KeHE Distributors LLC / KeHE Finance Corp.
70,507,000	7.625%, 08/15/2021 [3]	70,330,733
		101,589,483
Food Products: 0.2%
	Conagra Brands, Inc.
9,000,000	3.342% (3 Month LIBOR USD + 0.750%), 10/22/2020 [4]	9,001,879

Health Care Providers & Services: 2.4%
	Centene Corp.
75,508,000	5.625%, 02/15/2021	77,018,160
	Cigna Corp.
58,500,000	3.060% (3 Month LIBOR USD + 0.650%), 09/17/2021 [3,4]	58,526,673
		135,544,833

Hotels, Restaurants & Leisure: 0.8%
	International Game Technology
10,404,000	5.500%, 06/15/2020	10,612,080
	Scientific Games International, Inc.
32,623,000	10.000%, 12/01/2022	34,335,708
		44,947,788
Household Durables: 1.7%
	The New Home Co., Inc.
64,959,000	7.250%, 04/01/2022	61,386,255
	Taylor Morrison Communities, Inc.
34,478,000	6.625%, 05/15/2022	35,684,730
		97,070,985
Industrial Conglomerates: 1.6%
	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
68,109,000	6.000%, 08/01/2020	68,245,218
18,700,000	6.250%, 02/01/2022	19,190,875
		87,436,093
IT Services: 3.3%
	Alliance Data Systems Corp.
69,428,000	5.875%, 11/01/2021 [3]	71,512,576
22,630,000	5.375%, 08/01/2022 [3]	23,009,052
	Unisys Corp.
81,280,000	10.750%, 04/15/2022 [3]	90,119,200
		184,640,828
Leisure Products: 1.1%
	American Outdoor Brands Corp.
63,250,000	5.000%, 08/28/2020 [1,3,6]	62,969,992

Machinery: 3.0%
	MAI Holdings, Inc.
19,175,000	9.500%, 06/01/2023 [3]	12,080,250
	Navistar International Corp.
64,250,000	6.625%, 11/01/2025 [3]	67,623,125
	Wabash National Corp.
8,750,000	5.500%, 10/01/2025 [3]	8,334,375
	Wabtec Corp.
27,800,000	3.710% (3 Month LIBOR USD + 1.300%), 09/15/2021 [4]	27,729,834
	Welbilt, Inc.
48,502,000	9.500%, 02/15/2024	52,685,297
		168,452,881
Media: 3.0%
	DISH DBS Corp.
35,730,000	7.875%, 09/01/2019	35,953,313
89,747,000	5.125%, 05/01/2020	90,419,205
	Meredith Corp.
38,400,000	6.875%, 02/01/2026	40,939,392
		167,311,910
Metals & Mining: 5.2%
	AK Steel Corp.
79,700,000	7.625%, 10/01/2021	78,903,000
	Century Aluminum Co.
83,856,000	7.500%, 06/01/2021 [3]	83,688,288
	Coeur Mining, Inc.
55,322,000	5.875%, 06/01/2024	54,146,407

	Hecla Mining Co.
64,588,000	6.875%, 05/01/2021	61,972,057
	Real Alloy Holding, Inc.
13,409,091	14.601% (3 Month LIBOR USD + 12.000%) PIK, 05/31/2023 [1,3,4,6]	13,409,091
		292,118,843
Oil, Gas & Consumable Fuels: 3.8%
	Aker BP ASA
19,750,000	4.750%, 06/15/2024 [3]	20,405,700
	Calumet Specialty Products Partners L.P. / Calumet Finance Corp.
13,293,000	6.500%, 04/15/2021	13,293,000
10,914,000	7.625%, 01/15/2022	10,613,865
11,053,000	7.750%, 04/15/2023	10,638,512
	Genesis Energy L.P. / Genesis Energy Finance Corp.
71,637,000	6.750%, 08/01/2022	72,532,462
	Global Partners / GLP Finance Corp.
52,571,000	6.250%, 07/15/2022	53,359,565
	NGL Energy Partners LP / NGL Energy Finance Corp.
3,000,000	6.125%, 03/01/2025	2,985,000
25,297,000	7.500%, 04/15/2026 [3]	26,245,638
		210,073,742
Paper & Forest Products: 1.0%
	Resolute Forest Products, Inc.
53,740,000	5.875%, 05/15/2023	54,277,400

Pharmaceuticals: 0.8%
	Bayer U.S. Finance II LLC
44,975,000	2.979% (3 Month LIBOR USD + 0.630%), 06/25/2021 [3,4]	44,688,023

Road & Rail: 1.3%
	Herc Rentals, Inc.
68,298,000	7.500%, 06/01/2022 [3]	70,934,303

Semiconductors & Semiconductor Equipment: 0.3%
	Advanced Micro Devices, Inc.
4,500,000	7.000%, 07/01/2024	4,674,825
	Microchip Technology, Inc.
10,000,000	3.922%, 06/01/2021	10,184,134
		14,858,959
Specialty Retail: 2.9%
	Caleres, Inc.
61,297,000	6.250%, 08/15/2023	63,595,637
	KGA Escrow LLC
63,500,000	7.500%, 08/15/2023 [3]	66,119,375
	Penske Automotive Group, Inc.
32,494,000	3.750%, 08/15/2020	32,656,470
		162,371,482
Textiles, Apparel & Luxury Goods: 0.9%
	Eagle Intermediate Global Holding B.V. / Ruyi U.S. Finance LLC
49,900,000	7.500%, 05/01/2025 [3]	47,592,125
	The William Carter Co.
3,000,000	5.625%, 03/15/2027 [3]	3,153,750
		50,745,875

Thrifts & Mortgage Finance: 0.6%
	Nationstar Mortgage LLC / Nationstar Capital Corp.
34,500,000	6.500%, 07/01/2021	34,638,690

Tobacco: 0.7%
	Pyxus International, Inc.
44,000,000	9.875%, 07/15/2021	38,060,000

Trading Companies & Distributors: 2.8%
	Avation Capital SA
91,500,000	6.500%, 05/15/2021 [3]	94,016,250
	Fly Leasing Ltd.
48,795,000	6.375%, 10/15/2021	50,075,869
	Herc Holdings, Inc.
9,500,000	5.500%, 07/15/2027 [3]	9,583,125
		153,675,244
Total Corporate Bonds
(Cost $4,028,052,488)		4,020,573,154

Convertible Bonds: 8.2%
Auto Components: 0.4%
	Horizon Global Corp.
35,321,000	2.750%, 07/01/2022	21,694,021

Computers & Peripherals: 0.8%
	Electronics For Imaging, Inc.
45,590,000	0.750%, 09/01/2019	45,451,267

Construction & Engineering: 0.1%
	Tutor Perini Corp.
5,760,000	2.875%, 06/15/2021	5,473,478

Construction Materials: 1.3%
	Cemex SAB de CV
19,300,000	3.720%, 03/15/2020	19,313,374
54,325,000	3.720%, 03/15/2020	54,328,691
		73,642,065
Consumer Finance: 0.2%
	EZCORP, Inc.
9,750,000	2.375%, 05/01/2025	8,869,063

Electronic Equipment, Instruments & Components: 0.4%
	OSI Systems, Inc.
20,000,000	1.250%, 09/01/2022	23,753,823

Equity Real Estate Investment Trusts - REITS: 0.5%
	Empire State Realty OP L.P.
29,226,000	2.625%, 08/15/2019 [3]	29,281,529

Health Care Equipment & Supplies: 0.2%
	CONMED Corp.
10,350,000	2.625%, 02/01/2024 [3]	11,949,962

Health Care Technology: 0.2%
	Tabula Rasa HealthCare, Inc.
11,000,000	1.750%, 02/15/2026 [3]	11,039,934

Interactive Media & Services: 2.2%
	Twitter, Inc.
121,131,000	0.250%, 09/15/2019	120,723,383

IT Services: 0.5%
	Euronet Worldwide, Inc.
11,950,000	0.750%, 03/15/2049 [3]	14,533,233
	Unisys Corp.
11,641,000	5.500%, 03/01/2021	14,302,121
		28,835,354
Machinery: 0.2%
	Chart Industries, Inc.
5,827,000	1.000%, 11/15/2024 [3]	8,315,040

Metals & Mining: 0.1%
	Cleveland-Cliffs, Inc.
2,500,000	1.500%, 01/15/2025	3,613,970

Semiconductors & Semiconductor Equipment: 0.6%
	Cree, Inc.
23,250,000	0.875%, 09/01/2023 [3]	26,968,441
	Rambus, Inc.
5,000,000	1.375%, 02/01/2023	4,929,059
		31,897,500
Software: 0.2%
	Altair Engineering, Inc.
12,500,000	0.250%, 06/01/2024	13,603,025

Thrifts & Mortgage Finance: 0.3%
	EZCORP, Inc.
16,285,000	2.875%, 07/01/2024	18,554,891

Total Convertible Bonds
(Cost $447,036,694)		456,698,305

Private Mortgage Backed Obligations: 0.4%
Diversified Financial Services: 0.4%
	HAS Capital Income Opportunity Fund II
21,807,000	8.000%, 12/31/2024 (Cost $21,807,000, Acquisition Dates 06/10/2016, 09/19/2016) [1,3,6,7]	23,041,407

Total Private Mortgage Backed Obligations
(Cost $21,807,000)		23,041,407

Total Bonds
(Cost $4,496,896,182)		4,500,312,866

Short-Term Investments: 13.9%
Commercial Paper: 9.8%
Aerospace & Defense: 0.8%
	Northrop Grumman Corp.
40,000,000	2.565%, 07/17/2019 [8]	39,946,800

Automobiles: 1.4%
	Hyundai Capital America, Inc.
30,000,000	2.514%, 07/16/2019 [3,8]	29,962,215
	Nissan Motor Acceptance Corp.
50,000,000	2.629%, 07/25/2019 [3,8]	49,909,738
		79,871,953
Beverages: 1.0%
	Keurig Dr. Pepper, Inc.
54,750,000	2.557%, 07/26/2019 [3,8]	54,642,179

Chemicals: 0.6%
	Eastman Chemical Co.
10,140,000	2.566%, 07/15/2019 [3,8]	10,127,943
	PPG Industries, Inc.
21,500,000	2.576%, 07/18/2019 [8]	21,469,876
		31,597,819
Containers & Packaging: 0.8%
	International Paper Co.
15,000,000	2.576%, 07/17/2019 [3,8]	14,980,050
30,000,000	2.576%, 07/18/2019 [3,8]	29,957,967
		44,938,017
Electronic Equipment, Instruments & Components: 0.9%
	Corning, Inc.
50,000,000	2.576%, 07/23/2019 [3,8]	49,912,222

Food & Staples Retailing: 0.6%
	Walgreens Boots Alliance, Inc.
33,205,000	2.597%, 07/24/2019 [8]	33,144,327

Food Products: 0.9%
	Mondelez International, Inc.
50,000,000	2.536%, 07/30/2019 [3,8]	49,887,200

Hotels, Restaurants & Leisure: 2.0%
	Compass Group PLC
40,000,000	2.534%, 07/16/2019 [8]	39,952,580
	Marriott International, Inc.
45,000,000	2.787%, 07/08/2019 [3,8]	44,968,650
24,500,000	2.621%, 08/23/2019 [3,8]	24,401,749
		109,322,979
Road & Rail: 0.9%
	Union Pacific Corp.
48,100,000	2.522%, 07/09/2019 [3,8]	48,061,508

Total Commercial Paper
(Cost $541,421,679)		541,325,004

Shares
Money Market Funds: 4.1%

115,297,578	Federated U.S. Treasury Cash Reserves - Class I, 2.153% [5]	115,297,578
115,297,578	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, 2.108% [5]	115,297,578
		230,595,156
Total Money Market Funds
(Cost $230,595,156)		230,595,156

Total Short-Term Investments
(Cost $772,016,835)		771,920,160

Total Investments in Securities: 97.8%
(Cost $5,483,879,820)		5,452,413,019
Other Assets in Excess of Liabilities: 2.2%		122,993,107
Total Net Assets: 100.0%		$5,575,406,126

LIBOR -	London Interbank Offered Rate
USD -	United States Dollar

[1]	Security is fair valued under supervision of the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[2]	Non-income producing security.
[3]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2019, the value of these securities was $2,623,922,925, or 47.1% of net assets.

[4]	Variable rate security; rate shown is the rate in effect on June 30, 2019.
[5]	Annualized seven-day yield as of June 30, 2019.
[6]	All or a portion of this security is considered illiquid. As of June 30, 2019, the value of illiquid securities was $398,849,654 or 7.2% of net assets.
[7]	Security considered restricted. As of June 30, 2019, the value of the security was $23,041,407 or 0.4% of net assets.
[8]	Rate represents the yield to maturity from purchase price.
[9]	Not a readily marketable security.

The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at June 30, 2019 (Unaudited)

The Osterweis Strategic Income Fund  (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks[1,2]	$33,299,984	$-	$99,888,729	$133,188,713
Convertible Preferred Stocks	–	46,991,280	–	46,991,280
Corporate Bonds[1,2]	–	3,824,944,900	195,628,254	4,020,573,154
Convertible Bonds[1]	–	456,698,305	–	456,698,305
Private Mortgage Backed Obligations[2]	–	–	23,041,407	23,041,407
Short-Term Investments	230,595,156	541,325,004	–	771,920,160
Total Assets:	$263,895,140	$4,869,959,489	$318,558,390	$5,452,413,019

[1] See Schedule of Investments for industry breakouts.
[2] See schedule of investments for disclosure of Level 3 securities.

The following is a reconcilation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Private Mortgage Backed Obligations	Total
Balance as of March 31, 2019	$104,479,499	$198,080,230	$22,450,459	$325,010,188
Acquisitions	-	-	-	-
Dispositions	-	(1,728,000)	-	(1,728,000)
Accrued discounts/premiums	-	12,088	-	12,088
Realized gain (loss)	-	8,640	-	8,640
Change in unrealized appreciation/depreciation	(4,590,770)	(744,704)	590,948	(4,744,526)
Transfer in and/or out of Level 3	-	-	-	-
Balance as of June 30, 2019	$99,888,729	$195,628,254	$23,041,407	$318,558,390

Change in unrealized appreciation/depreciation for Level 3 investments held at June 30, 2019	$(4,590,770)	$(744,704)	$590,948	$(4,744,526)

Type of Security	Fair Value at 06/30/2019	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Post-Conversion Price	Market Data	$44,360.79
		Broker Quote	Market Data	$34.50
	$99,888,729	Estimated Proceeds	Market Data	$0.000751
Corporate Bonds		Issue Price	Market Data	$100.00
	$195,628,254	Comparable Securities	Adjustment to yield	(97) bps - 150 bps
Private Mortgage Backed Obligations	$23,041,407	Discounted Cash Flow	Adjustment to yield	244 bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust's Board of Trustees has established a Valuation Committee to oversee valuation techniques in accordance with the adopted valuation procedures.  The Board of Trustees ratifies valuation techniques quarterly.

OSTERWEIS STRATEGIC INVESTMENT FUND
SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited)

Shares		Value
Common Stocks: 56.6%
Aerospace & Defense: 1.9%
7,170	Boeing Co.	$2,609,952

Air Freight & Logistics: 0.6%
4,975	FedEx Corp.	816,845

Biotechnology: 0.6%
32,605	Amicus Therapeutics, Inc. [1]	406,910
22,610	Vericel Corp. [1]	427,103
		834,013

Building Products: 0.3%
5,850	Trex Co., Inc. [1]	419,445

Capital Markets: 2.7%
74,495	Brookfield Asset Management, Inc. - Class A	3,559,371

Commercial Services & Supplies: 2.1%
30,170	Waste Connections, Inc.	2,883,649

Consumer Finance: 1.1%
64,300	Enova International, Inc. [1]	1,482,115

Diversified Consumer Services: 1.4%
36,130	ServiceMaster Global Holdings, Inc. [1]	1,882,012

Diversified Financial Services: 1.0%
6,175	Berkshire Hathaway, Inc. - Class B [1]	1,316,325

Electric Utilities: 2.7%
17,580	NextEra Energy, Inc.	3,601,439

Equity Real Estate Investment Trusts - REITS: 3.9%
12,480	Crown Castle International Corp.	1,626,768
17,960	Digital Realty Trust, Inc.	2,115,508
67,125	VICI Properties, Inc.	1,479,435
		5,221,711

Food & Staples Retailing: 1.3%
4,272	Southeastern Grocers, Inc. [1,2,6]	147,384
2,292,000	Tops Holding, Litigation Trust Proceeds [1,2,6,8]	1,721
43,390	US Foods Holding Corp. [1]	1,551,627
		1,700,732

Health Care Equipment & Supplies: 5.5%
4,929	Alcon, Inc. [1]	305,844
22,740	Danaher Corp.	3,250,001
28,250	Hologic, Inc. [1]	1,356,565
4,060	Insulet Corp. [1]	484,683
6,005	Teleflex, Inc.	1,988,556
		7,385,649

Health Care Technology: 1.0%
14,800	Tabula Rasa HealthCare, Inc. [1]	738,964
8,980	Teladoc Health, Inc. [1]	596,362
		1,335,326

Hotels, Restaurants & Leisure: 0.3%
4,765	Planet Fitness, Inc. - Class A [1]	345,176

Insurance: 0.4%
6,680	eHealth, Inc. [1]	575,148

Interactive Media & Services: 3.9%
3,977	Alphabet, Inc. - Class C [1]	4,298,779
56,800	QuinStreet, Inc. [1]	900,280
		5,199,059

Internet & Direct Marketing Retail: 0.5%
10,390	Etsy, Inc. [1]	637,634

IT Services: 2.6%
13,885	Cognizant Technology Solutions Corp. - Class A	880,170
14,985	Visa, Inc. - Class A	2,600,647
		3,480,817

Machinery: 1.2%
21,698	Blue Bird Corp. [1,6]	427,234
30,425	Pentair Plc	1,131,810
		1,559,044

Media: 1.9%
6,521	Charter Communications, Inc. - Class A [1]	2,576,969

Metals & Mining: 0.5%
17	Real Alloy Holding, Inc. [1,2,6]	733,284

Multiline Retail: 1.4%
13,515	Dollar General Corp.	1,826,687

Personal Products: 1.5%
33,765	Unilever NV - NYRS	2,050,211

Pharmaceuticals: 3.5%
12,725	Johnson & Johnson	1,772,338
17,650	Nektar Therapeutics [1]	627,987
24,645	Novartis AG - ADR	2,250,335
		4,650,660

Professional Services: 2.1%
44,115	IHS Markit Ltd. [1]	2,811,008

Road & Rail: 0.9%
8,140	Old Dominion Freight Line, Inc.	1,214,976

Semiconductors & Semiconductor Equipment: 2.3%
33,830	Applied Materials, Inc.	1,519,305
23,420	Micron Technology, Inc. [1]	903,778
4,665	Monolithic Power Systems, Inc.	633,414
		3,056,497

Software: 5.5%
4,130	Alteryx, Inc. - Class A [1]	450,666
9,960	Avalara, Inc. [1]	719,112
86,380	FireEye, Inc. [1]	1,279,288
29,950	Microsoft Corp.	4,012,102
16,735	Rapid7, Inc. [1]	967,952
		7,429,120

Specialty Retail: 0.2%
7,495	Floor & Decor Holdings, Inc. [1]	314,040

Trading Companies & Distributors: 1.8%
57,430	Air Lease Corp.	2,374,156

Total Common Stocks
(Cost $53,921,626)		75,883,070

Convertible Preferred Stocks: 0.7%
Road & Rail: 0.7%
10,000	Daseke, Inc., 7.625% [3,6]	959,006

Total Convertible Preferred Stocks
(Cost $1,000,000)		959,006

Partnerships & Trusts: 4.6%
Oil, Gas & Consumable Fuels: 4.6%
163,980	Enterprise Products Partners L.P.	4,734,102
21,680	Magellan Midstream Partners L.P.	1,387,520
		6,121,622

Total Partnerships & Trusts
(Cost $3,112,727)		6,121,622

Principal Amount
Bonds: 33.3%
Corporate Bonds: 28.6%
Aerospace & Defense: 1.7%
	ADS Tactical, Inc.
$1,425,000	9.000%, 12/31/2023 [2,3,6]	1,442,742
	Arconic, Inc.
750,000	6.150%, 08/15/2020	776,444
		2,219,186
Airlines: 0.4%
	American Airlines 2012-2 Class C Pass Through Trust
500,000	4.700%, 06/03/2021	507,083

Auto Components: 0.4%
	American Axle & Manufacturing, Inc.
500,000	6.250%, 03/15/2026	496,250

Beverages: 0.7%
	Beverages & More, Inc.
625,000	11.500%, 06/15/2022 [3]	478,125
	Cott Holdings, Inc.
500,000	5.500%, 04/01/2025 [3]	511,250
		989,375
Building Products: 1.5%
	Builders FirstSource, Inc.
500,000	6.750%, 06/01/2027 [3]	530,000
	Cleaver-Brooks, Inc.
275,000	7.875%, 03/01/2023 [3]	264,401
	Griffon Corp.
750,000	5.250%, 03/01/2022	749,063
	PGT Escrow Issuer, Inc.
500,000	6.750%, 08/01/2026 [3]	530,625
		2,074,089
Capital Markets: 1.5%
	Donnelley Financial Solutions, Inc.
1,000,000	8.250%, 10/15/2024	1,037,500
	Oppenheimer Holdings, Inc.
1,000,000	6.750%, 07/01/2022	1,030,000
		2,067,500
Chemicals: 0.7%
	Consolidated Energy Finance SA
1,000,000	6.160% (3 Month LIBOR USD + 3.750%), 06/15/2022 [3,4]	999,604

Commercial Services & Supplies: 3.2%
	GFL Environmental, Inc.
500,000	8.500%, 05/01/2027 [3]	539,375
	Harland Clarke Holdings Corp.
925,000	8.375%, 08/15/2022 [3]	789,719
	LSC Communications, Inc.
500,000	8.750%, 10/15/2023 [3]	477,500
	Pitney Bowes, Inc.
500,000	3.875%, 09/15/2020	501,110
	Quad/Graphics, Inc.
1,000,000	7.000%, 05/01/2022	1,017,220
	R.R. Donnelley & Sons Co.
250,000	8.875%, 04/15/2021	258,750
676,000	7.000%, 02/15/2022	686,140
		4,269,814
Construction & Engineering: 1.5%
	Michael Baker International LLC
1,000,000	8.750%, 03/01/2023 [3]	1,022,500
	Tutor Perini Corp.
1,000,000	6.875%, 05/01/2025 [3]	960,000
		1,982,500

Electrical Equipment: 1.5%
	Power Solutions International, Inc.
2,000,000	7.500%, 01/01/2020 [2,3,6]	2,007,620

Energy Equipment & Services: 0.5%
	McDermott Technology Americas, Inc. / McDermott Technology U.S., Inc.
750,000	10.625%, 05/01/2024 [3]	703,822

Equity Real Estate Investment Trusts - REITS: 0.6%
	HAT Holdings I LLC / HAT Holdings II LLC
500,000	5.250%, 07/15/2024 [3]	511,250
	SL Green Operating Partnership L.P.
300,000	3.505% (3 Month LIBOR USD + 0.980%), 08/16/2021 [4]	300,114
		811,364
Food & Staples Retailing: 1.9%
	Cumberland Farms, Inc.
500,000	6.750%, 05/01/2025 [3]	531,250
	KeHE Distributors LLC / KeHE Finance Corp.
2,000,000	7.625%, 08/15/2021 [3]	1,995,000
		2,526,250
Health Care Providers & Services: 0.8%
	Centene Corp.
500,000	5.625%, 02/15/2021	510,000
	Cigna Corp.
500,000	3.060% (3 Month LIBOR USD + 0.650%), 09/17/2021 [3,4]	500,228
		1,010,228
Hotels, Restaurants & Leisure: 0.1%
	International Game Technology
110,000	5.500%, 06/15/2020	112,200

Household Durables: 0.5%
	The New Home Co., Inc.
500,000	7.250%, 04/01/2022	472,500
	Taylor Morrison Communities, Inc.
250,000	6.625%, 05/15/2022	258,750
		731,250
Industrial Conglomerates: 0.4%
	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
500,000	6.000%, 08/01/2020	501,000

IT Services: 0.8%
	Unisys Corp.
1,000,000	10.750%, 04/15/2022 [3]	1,108,750

Leisure Products: 0.6%
	American Outdoor Brands Corp.
750,000	5.000%, 08/28/2020 [2,3,6]	746,680

Machinery: 0.9%
	MAI Holdings, Inc.
175,000	9.500%, 06/01/2023 [3]	110,250
	Navistar International Corp.
750,000	6.625%, 11/01/2025 [3]	789,375
	Welbilt, Inc.
300,000	9.500%, 02/15/2024	325,875
		1,225,500

Media: 0.2%
	Meredith Corp.
300,000	6.875%, 02/01/2026	319,839

Metals & Mining: 1.4%
	AK Steel Corp.
500,000	7.625%, 10/01/2021	495,000
	Coeur Mining, Inc.
500,000	5.875%, 06/01/2024	489,375
	Hecla Mining Co.
750,000	6.875%, 05/01/2021	719,623
	Real Alloy Holding, Inc.
227,273	12.601% (3 Month LIBOR USD + 10.000%) Cash or 14.601% (3 Month LIBOR USD + 12.000%) PIK, 05/31/2023 [2,3,4,6]	227,273
		1,931,271
Oil, Gas & Consumable Fuels: 1.9%
	Aker BP ASA
250,000	4.750%, 06/15/2024 [3]	258,300
	Calumet Specialty Products Partners L.P. / Calumet Finance Corp.
100,000	6.500%, 04/15/2021	100,000
350,000	7.625%, 01/15/2022	340,375
	Genesis Energy L.P. / Genesis Energy Finance Corp.
500,000	6.750%, 08/01/2022	506,250
	Global Partners / GLP Finance Corp.
1,000,000	6.250%, 07/15/2022	1,015,000
	NGL Energy Partners L.P. / NGL Energy Finance Corp.
250,000	7.500%, 04/15/2026 [3]	259,375
		2,479,300
Paper & Forest Products: 0.2%
	Resolute Forest Products, Inc.
260,000	5.875%, 05/15/2023	262,600

Pharmaceuticals: 0.2%
	Bayer U.S. Finance II LLC
250,000	2.979% (3 Month LIBOR USD + 0.630%), 06/25/2021 [3,4]	248,405

Road & Rail: 0.5%
	Herc Rentals, Inc.
700,000	7.500%, 06/01/2022 [3]	727,020

Semiconductors & Semiconductor Equipment: 0.4%
	Advanced Micro Devices, Inc.
500,000	7.000%, 07/01/2024	519,425

Specialty Retail: 1.2%
	Caleres, Inc.
1,000,000	6.250%, 08/15/2023	1,037,500
	KGA Escrow LLC
500,000	7.500%, 08/15/2023 [3]	520,625
		1,558,125
Textiles, Apparel & Luxury Goods: 0.3%
	Eagle Intermediate Global Holding B.V. / Ruyi U.S. Finance LLC
400,000	7.500%, 05/01/2025 [3]	381,500

Thrifts & Mortgage Finance: 0.4%
	Nationstar Mortgage LLC / Nationstar Capital Corp.
500,000	6.500%, 07/01/2021	502,010

Tobacco: 0.6%
	Pyxus International, Inc.
1,000,000	9.875%, 07/15/2021	865,000

Trading Companies & Distributors: 1.1%
	Avation Capital SA
500,000	6.500%, 05/15/2021 [3]	513,750
	Fly Leasing Ltd.
500,000	6.375%, 10/15/2021	513,125
	Herc Holdings, Inc.
500,000	5.500%, 07/15/2027 [3]	504,375
		1,531,250
Total Corporate Bonds
(Cost $38,238,688)		38,415,810

Convertible Bonds: 4.2%
Auto Components: 0.5%
	Horizon Global Corp.
1,000,000	2.750%, 07/01/2022	614,196

Construction & Engineering: 0.2%
	Tutor Perini Corp.
250,000	2.875%, 06/15/2021	237,564

Construction Materials: 0.4%
	Cemex SAB de CV
500,000	3.720%, 03/15/2020	500,034

Consumer Finance: 0.2%
	EZCORP, Inc.
250,000	2.375%, 05/01/2025	227,412

Electronic Equipment, Instruments & Components: 0.2%
	OSI Systems, Inc.
250,000	1.250%, 09/01/2022	296,923

Health Care Equipment & Supplies: 0.2%
	CONMED Corp.
250,000	2.625%, 02/01/2024 [3]	288,646

Interactive Media & Services: 0.5%
	Twitter, Inc.
750,000	0.250%, 09/15/2019	747,476

IT Services: 0.7%
	Euronet Worldwide, Inc.
550,000	0.750%, 03/15/2049 [3]	668,893
	Unisys Corp.
275,000	5.500%, 03/01/2021	337,865
		1,006,758

Semiconductors & Semiconductor Equipment: 0.4%
	Cree, Inc.
480,000	0.875%, 09/01/2023 [3]	556,768

Software: 0.4%
	Altair Engineering, Inc.
500,000	0.250%, 06/01/2024	544,121

Thrifts & Mortgage Finance: 0.5%
	EZCORP, Inc.
550,000	2.875%, 07/01/2024	626,662

Total Convertible Bonds
(Cost $5,621,002)		5,646,560

Private Mortgage Backed Obligations: 0.5%
Diversified Financial Services: 0.5%
	HAS Capital Income Opportunity Fund II
642,000	8.000%, 12/31/2024 (Cost $642,000, Acquisition Date 06/10/2016, 09/19/2016) [2,3,6,7]	678,341

Total Private Mortgage Backed Obligations
(Cost $642,000)		678,341

Total Bonds
(Cost $44,501,690)		44,740,711

Shares
Short-Term Investments: 5.3%
Money Market Funds: 5.3%
7,073,032	Federated U.S. Treasury Cash Reserves - Class I, 2.153% [5]	7,073,032
Total Money Market Funds
(Cost $7,073,032)		7,073,032
Total Short-Term Investments
(Cost $7,073,032)		7,073,032

Total Investments in Securities: 100.5%
(Cost $109,609,075)		134,777,441
Liabilities in Excess of Other Assets: (0.5)%		(658,605)
Total Net Assets: 100.0%		$134,118,836

ADR -	American Depositary Receipt
LIBOR -	London Interbank Offered Rate
NYRS -	New York Registry Shares
USD -	United States Dollar

[1]	Non-income producing security.
[2]	Security is fair valued under supervision of the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[3]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2019, the value of these securities amounted to $24,339,306, or 18.1% of net assets.

[4]	Variable rate security; rate shown is the rate in effect on June 30, 2019.
[5]	Annualized seven-day yield as of June 30, 2019.
[6]	All or a portion of this security is considered illiquid. As of June 30, 2019, the value of illiquid securities was $7,368,248 or 5.5% of net assets.
[7]	Security considered restricted. As of June 30, 2019, the value of the security was $678,341 or 0.5% of net assets.
[8]	Not a readily marketable security.

The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at June 30, 2019 (Unaudited)

The Osterweis Strategic Investment Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks [1,2]	$75,000,681	$–	$882,389	$75,883,070
Convertible Preferred Stocks	–	959,006	–	959,006
Partnerships & Trusts [1,2]	6,121,622	–	–	6,121,622
Corporate Bonds [1]	–	33,991,495	4,424,315	38,415,810
Convertible Bonds [1]	–	5,646,560	–	5,646,560
Private Mortgage Backed Obligations [2]	–	–	678,341	678,341
Short-Term Investments	7,073,032	–	–	7,073,032
Total Assets:	$88,195,335	$40,597,061	$5,985,045	$134,777,441

[1] See Schedule of Investments for industry breakouts.
[2] See Schedule of Investments for disclosure of Level 3 securities.

The following is a reconcilation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Private Mortgage Backed Obligations	Total
Balance as of March 31, 2019	$893,069	$4,488,884	$660,944	$6,042,897
Acquisitions	-	-	-	-
Dispositions	-	(36,963)	-	(40,000)
Accrued discounts/premiums	-	203	-	203
Realized gain (loss)	-	200	-	200
Change in unrealized appreciation/depreciation	(10,680)	(28,009)	17,397	(21,292)
Transfer in and/or out of Level 3	-	-	-	-
Balance as of June 30, 2019	$882,389	$4,424,315	$678,341	$5,982,008

Change in unrealized appreciation/depreciation for Level 3 investments held at June 30, 2019	$(10,680)	$(28,009)	$17,397	$(21,292)

Type of Security	Fair Value at 06/30/2019	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Post-Conversion Price	Market Data	$44,360.79
		Broker Quote	Market Data	$34.50
	$882,389	Estimated Proceeds	Market Data	$0.000751
Corporate Bonds		Issue Price	Market Data	$100.00
	$4,424,315	Comparable Securities	Adjustment to yield	(97) bps - 150 bps
Private Mortgage Backed Obligations	$678,341	Discounted Cash Flow	Adjustment to yield	244 bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust's Board of Trustees has established a Valuation Committee to oversee valuation techniques in accordance with the adopted valuation procedures.  The Board of Trustees ratifies valuation techniques quarterly.

OSTERWEIS EMERGING OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited)

Shares		Value
Common Stocks: 78.6%
Biotechnology: 12.7%
246,705	Amicus Therapeutics, Inc. [1]	$3,078,878
57,505	Audentes Therapeutics, Inc. [1]	2,177,139
66,090	CareDx, Inc. [1]	2,378,579
96,655	Iovance Biotherapeutics, Inc. [1]	2,369,981
79,103	Marker Therapeutics, Inc. [1]	626,496
165,320	Vericel Corp. [1]	3,122,895
		13,753,968

Building Products: 2.8%
42,805	Trex Co., Inc. [1]	3,069,118

Consumer Finance: 4.2%
199,800	Enova International, Inc. [1]	4,605,390

Distributors: 2.1%
94,105	Funko, Inc. - Class A [1]	2,279,223

Health Care Equipment & Supplies: 3.1%
28,445	Insulet Corp. [1]	3,395,764

Health Care Technology: 7.9%
36,236	Inspire Medical Systems, Inc. [1]	2,197,714
70,000	Tabula Rasa HealthCare, Inc. [1]	3,495,100
43,225	Teladoc Health, Inc. [1]	2,870,572
		8,563,386

Hotels, Restaurants & Leisure: 3.7%
55,495	Planet Fitness, Inc. - Class A [1]	4,020,058

Household Durables: 2.2%
87,120	Skyline Champion Corp. [1]	2,385,346

Insurance: 3.5%
44,000	eHealth, Inc. [1]	3,788,400

Interactive Media & Services: 3.1%
214,958	QuinStreet, Inc. [1]	3,407,084

Internet & Direct Marketing Retail: 3.2%
55,905	Etsy, Inc. [1]	3,430,890

IT Services: 2.0%
15,525	Twilio, Inc. - Class A [1]	2,116,834

Life Sciences Tools & Services: 1.9%
10,035	Bio-Techne Corp.	2,092,197

Personal Products: 1.1%
9,470	Medifast, Inc.	1,215,001

Software: 18.1%
38,290	Alteryx, Inc. - Class A [1]	4,178,204
36,165	Avalara, Inc. [1]	2,611,113
18,645	CyberArk Software Ltd. [1]	2,383,577
28,800	Globant SA [1]	2,910,240
16,835	New Relic, Inc. [1]	1,456,396
25,045	Paylocity Holding Corp. [1]	2,349,722
65,755	Rapid7, Inc. [1]	3,803,269
		19,692,521

Specialty Retail: 1.5%
39,275	Floor & Decor Holdings, Inc. - Class A [1]	1,645,622

Thrifts & Mortgage Finance: 5.5%
82,930	Axos Financial, Inc. [1]	2,259,843
3,195	LendingTree, Inc. [1]	1,341,996
83,985	Meta Financial Group, Inc.	2,355,779
		5,957,618

Total Common Stocks
(Cost $70,797,668)		85,418,420

Short-Term Investments: 21.9%
Money Market Funds: 21.9%
23,805,045	Federated U.S. Treasury Cash Reserves - Class I, 2.153%, 12/31/2031 [2]	23,805,045

Total Money Market Funds
(Cost $23,805,045)		23,805,045

Total Short-Term Investments
(Cost $23,805,045)		23,805,045

Total Investments in Securities: 100.5%
(Cost $94,602,713)		109,223,465
Liabilities in Excess of Other Assets: (0.5)%		(560,997)
Total Net Assets: 100.0%		$108,662,468

[1]	Non-income producing security.
[2]	Annualized seven-day yield as of June 30, 2019.

The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at June 30, 2019 (Unaudited)

The Osterweis Emerging Opportunity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks[1]	$85,418,420	$–	$–	$85,418,420
Short-Term Investments	23,805,045	–	–	23,805,045
Total Assets:	$109,223,465	$–	$–	$109,223,465

[1] See Schedule of Investments for industry breakouts.

OSTERWEIS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited)

Principal Amount		Value
Bonds: 94.1%
Corporate Bonds: 39.2%
Aerospace & Defense: 1.1%
	United Technologies Corp.
$1,345,000	3.175% (3 Month LIBOR USD + 0.650%), 08/16/2021[1]	$1,345,867

Auto Components: 0.4%
	Lear Corp.
500,000	5.250%, 05/15/2049	495,382

Automobiles: 1.7%
	General Motors Co.
1,000,000	3.365% (3 Month LIBOR USD + 0.800%), 08/07/2020[1]	1,001,452
	General Motors Financial Co, Inc.
1,000,000	5.100%, 01/17/2024	1,070,065
		2,071,517
Banks: 9.2%
	Bank of America Corp.
2,503,000	5.797% (3 Month LIBOR USD + 3.387%), 7/29/2019[1,7]	2,499,195
	Citibank N.A.
1,000,000	3.123% (3 Month LIBOR USD + 0.600%), 05/20/2022[1]	1,001,627
	JPMorgan Chase & Co.
3,104,000	6.053% (3 Month LIBOR USD + 3.470%), 07/30/2019[1,7]	3,107,042
	Royal Bank of Scotland Group Plc
1,000,000	4.445% (3 Month LIBOR USD + 1.871%), 05/08/2030[1]	1,035,988
	Santander UK Plc
500,000	2.875%, 06/18/2024	503,318
	SunTrust Bank
1,000,000	3.115% (3 Month LIBOR USD + 0.590%), 05/17/2022[1]	1,001,931
	Wells Fargo Bank, N.A.
1,000,000	3.141% (3 Month LIBOR USD + 0.620%), 05/27/2022[1]	1,002,422
600,000	6.600%, 01/15/2038	835,417
		10,986,940
Capital Markets: 0.9%
	Morgan Stanley
1,000,000	4.350%, 09/08/2026	1,073,189

Chemicals: 0.9%
	Dow Chemical Co.
1,000,000	3.625%, 05/15/2026[2]	1,037,851

Computers & Peripherals: 1.8%
	Apple, Inc.
488,000	3.200%, 05/11/2027	509,252
1,000,000	3.750%, 11/13/2047	1,052,275
	Dell International LLC / EMC Corp.
500,000	5.300%, 10/01/2029[2]	527,351
		2,088,878
Consumer Finance: 0.8%
	American Express Co.
1,000,000	3.140% (3 Month LIBOR USD + 0.620%), 05/20/2022[1]	1,004,330

Diversified Financial Services: 1.7%
	Aviation Capital Group LLC
1,000,000	3.253% (3 Month LIBOR USD + 0.670%), 07/30/2021[1,2]	996,914
	Pine Street Trust I
1,000,000	4.572%, 02/15/2029[2]	1,048,359
		2,045,273
Diversified Telecommunication Services: 0.4%
	AT&T, Inc.
500,000	4.100%, 02/15/2028	529,483

Electric Utilities: 0.5%
	MidAmerican Energy Co.
500,000	4.250%, 07/15/2049	570,006

Entertainment: 0.5%
	Fox Corp.
500,000	4.709%, 01/25/2029[2]	559,822

Equity Real Estate Investment Trusts - REITS: 2.7%
	Digital Realty Trust L.P.
500,000	3.600%, 07/01/2029	507,640
	Public Storage
1,000,000	3.385%, 05/01/2029	1,045,394
	SL Green Operating Partnership L.P.
1,610,000	3.505% (3 Month LIBOR USD + 0.980%), 08/16/2021[1]	1,610,610
		3,163,644
Food Products: 2.0%
	Cargill, Inc.
1,000,000	3.250%, 05/23/2029[2]	1,036,997
	Conagra Brands, Inc.
1,000,000	3.092% (3 Month LIBOR USD + 0.500%), 10/09/2020[1]	997,922
315,000	3.342% (3 Month LIBOR USD + 0.750%), 10/22/2020[1]	315,066
		2,349,985

Health Care Providers & Services: 2.8%
	Cigna Corp.
1,100,000	3.060% (3 Month LIBOR USD + 0.650%), 09/17/2021[1,2]	1,100,502
	CVS Health Corp.
1,200,000	3.083% (3 Month LIBOR USD + 0.630%), 03/09/2020[1]	1,203,162
	UnitedHealth Group, Inc.
1,000,000	3.875%, 12/15/2028	1,091,806
		3,395,470
Hotels, Restaurants & Leisure: 0.6%
	Marriott International, Inc.
750,000	3.103% (3 Month LIBOR USD + 0.650%), 03/08/2021[1]	752,300

Insurance: 1.3%
	Guardian Life Global Funding
500,000	2.900%, 05/06/2024[2]	512,879
	Metropolitan Life Global Funding I
1,000,000	3.600%, 01/11/2024[2]	1,056,432
		1,569,311
IT Services: 0.9%
	Fiserv, Inc.
1,000,000	3.200%, 07/01/2026	1,022,258

Leisure Products: 0.1%
	Brunswick Corp.
125,000	4.625%, 05/15/2021[2]	125,231

Machinery: 0.8%
	John Deere Capital Corp.
1,000,000	2.872% (3 Month LIBOR USD + 0.400%), 06/07/2021[1]	1,003,188

Media: 1.3%
	Comcast Corp.
1,000,000	3.032% (3 Month LIBOR USD + 0.440%), 10/01/2021[1]	1,004,249
	The Interpublic Group of Companies, Inc.
530,000	3.500%, 10/01/2020	536,863
		1,541,112
Multi-Utilities: 0.8%
	Dominion Energy, Inc.
1,000,000	3.071%, 08/15/2024	1,009,256

Oil, Gas & Consumable Fuels: 2.4%
	BP Capital Markets America, Inc.
1,000,000	4.234%, 11/06/2028	1,107,917
	Enterprise Products Operating LLC
1,000,000	3.125%, 07/31/2029	1,004,267
	Southern Star Central Corp.
700,000	5.125%, 07/15/2022[2]	708,750
		2,820,934

Pharmaceuticals: 1.8%
	Bayer U.S. Finance II LLC
1,035,000	2.979% (3 Month LIBOR USD + 0.630%), 06/25/2021[1,2]	1,028,396
	Bristol-Myers Squibb Co.
1,000,000	4.250%, 10/26/2049[2]	1,107,045
		2,135,441
Specialty Retail: 0.9%
	The Home Depot Inc.
1,000,000	2.950%, 06/15/2029	1,027,117

Trading Companies & Distributors: 0.9%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1,000,000	4.450%, 04/03/2026	1,056,212

Total Corporate Bonds
(Cost $45,587,090)		46,779,997

Asset Backed Securities: 4.6%
	GM Financial Automobile Leasing Trust, GMALT 2019-1 A2B
1,000,000	2.623% (1 Month LIBOR USD + 0.240%), 04/20/2021[1,3]	1,000,177
	GMF Floorplan Owner Revolving Trust, GFORT 2017-2 A2
1,500,000	2.824% (1 Month LIBOR USD + 0.430%), 07/15/2022[1,2]	1,503,516
	Nissan Master Owner Trust Receivables, NMOTR 2017-C A
1,000,000	2.714% (1 Month LIBOR USD + 0.320%), 10/17/2022[1]	1,001,637
	Verizon Owner Trust, VZOT 2019-B A1B
1,000,000	2.891% (1 Month LIBOR USD + 0.450%), 12/20/2023[1]	1,000,576
	Verizon Owner Trust, VZOT 2019-A A1A
1,000,000	2.930%, 09/20/2023	1,018,095
		5,524,001
Total Asset Backed Securities
(Cost $5,496,753)		5,524,001

Mortgage Backed Securities: 38.8%
	Federal Home Loan Mortgage Corporation Gold Pool: 4.8%
	FG Q30868
1,014,754	3.500%, 01/01/2045	1,048,149
	FG G08775
4,465,770	4.000%, 08/01/2047	4,661,011
		5,709,160

	Federal Home Loan Mortgage Corporation REMICS: 4.6%
	Series FHR 2512 SI
1,238,767	5.106% (1 Month LIBOR USD + 7.500%), 04/15/2024[1,3,4]	102,418
	Series FHR 4016 AI
4,678,324	3.000%, 09/15/2025[4]	104,902
	Series FHR 3941 IA
3,437,284	3.000%, 10/15/2025[4]	61,389
	Series FHR 4048 IK
6,044,204	3.000%, 05/15/2027[4]	460,286
	Series FHR 4216 EI
6,030,821	3.000%, 06/15/2028[4]	506,813
	Series FHR 4360 BI
3,434,842	2.500%, 11/15/2028[4]	196,224
	Series FHR 4341 MI
2,784,102	4.000%, 11/15/2031[4]	343,116
	Series FHR 4093 IB
3,422,623	4.000%, 08/15/2032[4]	454,960
	Series FHR 4114 MI
4,285,214	3.500%, 10/15/2032[4]	524,851
	Series FHR 3171 OJ
997,555	N/A%, 06/15/2036[5]	794,579
	Series FHR 3339 JS
58,458	27.272% (1 Month LIBOR USD + 42.835%), 07/15/2037[1,3]	109,419
	Series FHR 3380 FM
305,866	2.984% (1 Month LIBOR USD + 0.590%), 10/15/2037[1]	308,825
	Series FHR 3567 F
275,007	3.644% (1 Month LIBOR USD + 1.250%), 02/15/2038[1]	278,127
	Series FHR 4121 IM
6,343,602	4.000%, 10/15/2039[4]	452,412
	Series FHR 3721 FB
237,143	2.894% (1 Month LIBOR USD + 0.500%), 09/15/2040[1]	238,318
	Series FHR 4076 LF
480,343	2.694% (1 Month LIBOR USD + 0.300%), 07/15/2042[1]	477,019
	Series FHR 4495 PI
631,655	4.000%, 09/15/2043[4]	91,826
		5,505,484

	Federal Home Loan Mortgage Corporation Strips: 2.0%
	Series FHS 288 IO
3,222,827	3.000%, 10/15/2027[4]	259,466
	Series FHS 240 F21
304,847	2.694% (1 Month LIBOR USD + 0.300%), 07/15/2036[1]	305,253
	Series FHS 264 F1
1,139,510	2.944% (1 Month LIBOR USD + 0.550%), 07/15/2042[1]	1,148,478
	Series FHS 272 F2
686,971	2.944% (1 Month LIBOR USD + 0.550%), 08/15/2042[1]	693,770
		2,406,967
	Federal National Mortgage Association Interest Strips: 1.5%
	Pool FNS 419 C1
6,981,653	2.500%, 09/25/2028[4]	502,284
	Pool FNS 419 C2
8,589,935	3.000%, 05/25/2029[4]	663,477
	Pool FNS 421 C4
4,477,855	4.500%, 01/25/2030[4]	495,313
	Pool FNS 421 C3
238,561	4.000%, 07/25/2030[4]	28,453
	Pool FNS 387 7
696,436	5.500%, 04/25/2038[4]	141,726
		1,831,253
	Federal National Mortgage Association Pool: 17.5%
	FN AL2519
1,499,709	4.500%, 07/01/2040	1,611,304
	FN AS5460
3,348,365	3.500%, 07/01/2045	3,455,554
	FN AS6520
3,370,524	3.500%, 01/01/2046	3,477,391
	FN MA3101
2,964,415	4.500%, 08/01/2047	3,124,896
	FN MA3415
4,160,860	4.000%, 07/01/2048	4,311,178
	FN MA3495
4,748,413	4.000%, 10/01/2048	4,908,848
		20,889,171

	Federal National Mortgage Association REMICS: 5.0%
	Series FNR 1996-45 SI
642,815	4.846% (1 Month LIBOR USD + 7.250%), 02/25/2024[1,3,4]	58,933
	Series FNR 1997-65 SI
1,119,683	5.606% (1 Month LIBOR USD + 8.000%), 09/17/2027[1,3,4]	180,753
	Series FNR 2012-139 DI
9,123,956	3.000%, 12/25/2027[4]	666,410
	Series FNR 2013-29 BI
9,650,457	2.500%, 04/25/2028[4]	716,070
	Series FNR 2015-34 AI
6,773,894	4.500%, 06/25/2030[4]	372,120
	Series FNR 2016-8 CI
12,347,423	3.000%, 03/25/2031[4]	1,169,806
	Series FNR 2002-60 FH
553,442	3.404% (1 Month LIBOR USD + 1.000%), 08/25/2032[1]	560,981
	Series FNR 2013-51 PI
3,934,376	3.000%, 11/25/2032[4]	367,684
	Series FNR 2014-81 TI
872,260	4.500%, 12/25/2034[4]	109,999
	Series FNR 2007-2 FT
330,599	2.654% (1 Month LIBOR USD + 0.250%), 02/25/2037[1]	323,353
	Series FNR 2012-79 FM
275,900	2.854% (1 Month LIBOR USD + 0.450%), 07/25/2042[1]	276,426
	Series FNR 2013-22 TO
1,001,571	N/A%, 03/25/2043[8]	878,666
	Series FNR 2014-37 PI
1,781,687	5.500%, 06/25/2044[4]	285,678
		5,966,879
	Government National Mortgage Association: 0.4%
	Series GNR 2010-67 VI
787,180	5.000%, 05/20/2021[4]	34,846
	Series GNR 2014-74 GI
553,736	4.000%, 05/16/2029[4]	46,237
	Series GNR 2010-47 BX
550,504	4.156% (1 Month LIBOR USD + 6.550%), 08/16/2034[1,3,4]	75,913
	Series GNR 2010-6 FG
240,164	2.994% (1 Month LIBOR USD + 0.600%), 01/16/2040[1]	242,552
		399,548
	Government National Mortgage Association II Pool: 3.0%
	G2 MA5712
3,431,108	5.000%, 01/20/2049	3,590,012

Total Mortgage Backed Securities
(Cost $47,692,594)		46,298,474

United States Government Securities: 11.5%
	United States Treasury Inflation Indexed Bonds
2,008,975	1.375%, 01/15/2020	2,004,986
2,695,575	0.125%, 04/15/2021	2,673,156
2,533,100	0.500%, 04/15/2024	2,565,368
2,157,020	1.000%, 02/15/2046	2,262,677
1,012,060	0.875%, 01/15/2029	1,065,724
3,046,650	1.000%, 02/15/2049	3,225,579
		13,797,490
Total United States Government Securities
(Cost $13,632,771)		13,797,490

Total Bonds
(Cost $112,409,208)		112,399,962

Short-Term Investments: 6.5%
United States Government Securities: 2.9%
	United States Treasury Bills
500,000	2.648%, 11/07/2019[6,9]	496,314
500,000	2.145%, 12/12/2019[6,9]	495,373
2,500,000	2.062%, 12/26/2019[6,9]	2,474,771
		3,466,458
Total United States Government Securities
(Cost $3,465,310)		3,466,458

Shares
Money Market Funds: 3.6%

4,256,699	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.251% [5]	4,256,699

Total Money Market Funds
(Cost $4,256,699)		4,256,699

Total Short Term Investments
(Cost $7,722,009)		7,723,157

Total Investments in Securities: 100.6%
(Cost $120,131,217)		120,123,119
Liabilities in Excess of Other Assets: (0.6)%		(748,743)
Total Net Assets: 100.0%		$119,374,376

LIBOR -	London Interbank Offered Rate
USD -	United States Dollar
[1]	Variable rate security; rate shown is the rate in effect on June 30, 2019.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2019, the value of these securities amounted to $12,350,045, or 10.3% of net assets.

[3]	Inverse floating rate security. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
[4]	Interest only security.
[5]	Annualized seven-day yield as of June 30, 2019.
[6]	Rate represents the yield to maturity from purchase price.
[7]	Perpetual call date security. Date shown is next call date
[8]	Zero coupon security.
[9]
The security or a portion of this security has been deposited as initial margin on open futures contracts and another portion is designated as collateral for futures contracts.  As of June 30, 2019, the total value of securities designated as collateral was $520,960, or 0.4% of net assets.

The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

OSTERWEIS TOTAL RETURN FUND
SCHEDULE OF FUTURES CONTRACTS at JUNE 30, 2019 (Unaudited)

The Osterweis Total Return Fund (the "Fund") had the following futures contracts outstanding with Credit Suisse:

			Unrealized
	Number of	Notional	Appreciation
Short Futures Contracts Outstanding	Contracts	Amount	(Depreciation)
US Treasury Long Bond CBT (09/2019)	(25)	$(3,889,844)	$(80,468)
US 10 Year Treasury Note CBT (09/2019)	(110)	(14,076,563)	(150,312)
US 10 Year Ultra Treasury Future CBT (09/2019)	(110)	(15,193,750)	(434,219)
US 5 Year Note CBT (09/2019)	(235)	(27,766,719)	(427,656)
		$(60,926,876)	$(1,092,655)

Summary of Fair Value Disclosure at June 30, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Assets:	Level 1	Level 2	Level 3	Total
Corporate Bonds[1]	$–	$46,779,997	$–	$46,779,997
Asset Backed Securities	–	5,524,001	–	5,524,001
Mortgage Backed Securities	–	46,298,474	–	46,298,474
United States Government Securities [2]	–	13,797,490	–	13,797,490
Short-Term Investments	4,256,699	3,466,458	–	7,723,157
Total Assets:	$4,256,699	$115,866,420	$–	$120,123,119
Other Financial Instruments [3]:
Interest Rate Contracts - Futures	$(1,092,655)	$–	$–	$(1,092,655)

[1] See Schedule of Investments for industry breakouts.
[2] See schedule of investments for security type breakouts.
[3] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/(depreciation) on the investment.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of June 30, 2019:

Description	Gross Amounts	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Liabilities
Interest Rate Contracts - Futures [1]	$3,750	$-	$3,750	$-	$-	$3,750
Total

[1] Counterparty is Credit Suisse.